Provisions - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Provisions	£ 1,364	£ 1,383
Clydesdale Financial Services | Customer Redress
Disclosure of other provisions [line items]
Provisions	£ 0	£ 90